Non-Controlling Interest in Consolidated Subsidiaries - Summary of Financial Information of Coca-Cola FEMSA (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) [1]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Total current assets	$ 181,188		$ 117,951		$ 9,226
Total current liabilities	105,022		86,289		5,348
Total non-currentliabilities	146,607		173,164		$ 7,464
Total revenue	460,456	$ 23,445	399,507	$ 311,589
Total consolidated comprehensive income	48,039	2,448	54,828	21,759
Net cash flow from operating activities	40,135	2,084	50,131	36,742
Net cash flow from used in investing activities	(31,417)	(1,600)	38,645	28,359
Net cash flow from financing activities	21,539	$ 1,097	(1,297)	$ 13,741
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Total current assets	55,657		45,453
Total non-currentassets	230,020		233,803
Total current liabilities	55,594		39,868
Total non-currentliabilities	89,373		110,155
Total revenue	203,780		177,718
Total consolidated net (loss) income	(11,654)		10,527
Total consolidated comprehensive income	3,315		27,171
Net cash flow from operating activities	33,323		32,446
Net cash flow from used in investing activities	(10,890)		(26,915)
Net cash flow from financing activities	$ (10,775)		$ (9,734)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3